Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current
Cash	$ 3,495,390	$ 13,504
Trade and other receivables	242,357
Prepayments	242,529	113,485
Inventory		611
Total Current Assets	3,980,276	127,600
Non-Current
Property, plant and equipment	1,897,748	1,626,032
Right-of-use assets	1,908,877	2,199,779
Intangible assets	259,102	321,406
Total Non-Current assets	4,065,727	4,147,217
Total Assets	8,046,003	4,274,817
Current
Trade and other payables	680,328	183,895
Lease liability	439,709	283,976
Loans and borrowings	432,201	2,263,605
Secured convertible debenture	6,716,190
Total Current Liabilities	8,268,428	2,731,476
Non-Current
Lease liability	1,978,997	2,598,176
Loans and borrowings		3,977,108
Total Non-Current Liabilities	1,978,997	6,575,284
Total liabilities	10,247,425	9,306,760
Shareholders' Deficit
Share Capital	7,255,695	1,636
Other reserves	3,618,670	21,053
Accumulated deficit	(13,293,889)	(5,162,692)
Accumulated other comprehensive income	218,102	108,060
Total Shareholders' Deficit	(2,201,422)	(5,031,943)
Total Liabilities and Shareholders' Deficit	$ 8,046,003	$ 4,274,817